Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-37678
Entity Registrant Name	SPI Energy Co., Ltd.
Entity Central Index Key	0001210618
Entity Tax Identification Number	20-4956638
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4803 Urbani Ave.
Entity Address, City or Town	McClellan Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95652
City Area Code	(408)
Local Phone Number	919-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Share
Trading Symbol	SPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false